COMMITMENTS AND CONTINGENCIES (Contingent Royalty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Government And Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense			$ 39
Contingent obligation for royalty	$ 8,695
Minimum [Member]
Government And Other Grants [Line Items]
Royalty percentage based on future revenues	3.00%
Maximum [Member]
Government And Other Grants [Line Items]
Royalty percentage based on future revenues	5.00%